Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s financial position as of September 30, 2020 and its results of operations and changes in convertible preferred stock and stockholders’ equity (deficit) for the three and nine months ended September 30, 2020 and 2019 and cash flows for the nine months ended September 30, 2020 and 2019. Operating results for the nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

The condensed consolidated balance sheet at December 31, 2019 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of Compass Therapeutics LLC and related footnotes for the year ended December 31, 2019, included as Exhibit 99.1 in the Company’s Form 8-K filed with the SEC on June 23, 2020.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates of the Financial Accounting Standards Board (“FASB”).

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of Compass Therapeutics, Inc., and its wholly-owned subsidiaries Compass Therapeutics LLC and Compass Therapeutics Advisors Inc. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Compass Therapeutics LLC and its wholly-owned subsidiary, Compass Therapeutics Advisors Inc. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the accrual of research and development expenses, the valuation of the embedded derivative, the valuation of common stock and estimates associated with stock-based awards. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from those estimates. Changes in estimates are recorded in the period that they become known.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the accrual of research and development expenses, the valuation of the preferred equity call right liability, the valuation of the embedded derivative, the valuation of common units and estimates associated with unit-based awards. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from those estimates. Changes in estimates are recorded in the period that they become known.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise for which separate and discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company has one operating segment. The Company’s chief operating decision-maker, its chief executive officer, manages the Company’s operations on a consolidated basis for the purpose of allocating resources. All of the Company’s long-lived assets are held in the United States.

Segment Information

Operating segments are defined as components of an enterprise for which separate and discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company has one operating segment. The Company’s chief operating decision maker, its chief executive officer, manages the Company’s operations on a consolidated basis for the purpose of allocating resources. All of the Company’s long-lived assets are held in the United States.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments that are readily convertible into cash with original maturities of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and amounts held in money market funds. Cash equivalents are stated at cost, which approximates market value. Cash equivalents consisted of money market funds of $52.2 million and $22.8 million at September 30, 2020 and December 31, 2019, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments that are readily convertible into cash with original maturities of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and amounts held in money market funds. Cash equivalents are stated at cost, which approximates market value. Cash equivalents consisted of money market funds of $22.8 million and $55.3 million at December 31, 2019 and 2018, respectively.

Restricted Cash

Restricted Cash

As of December 31, 2019 and 2018, the Company was required to maintain a separate cash balance of $0.2 million to collateralize corporate credit cards with a bank, which was classified as restricted cash on the consolidated balance sheets as a non-current asset.

In connection with the Company’s lease agreement entered into July 2016 (see Note 11), the Company is required to maintain a letter of credit of $0.1 million for the benefit of the landlord. As of December 31, 2019, and 2018, the underlying cash balance securing this letter of credit was classified as restricted cash on the consolidated balance sheets as a non-current asset.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash. The Company maintains its cash, cash equivalents and restricted cash with financial institutions that management believes to be of high-credit quality. The Company has not experienced any losses related to its cash, cash equivalents and restricted cash.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash. The Company maintains its cash, cash equivalents, and restricted cash with financial institutions that management believes to be of high-credit quality. The Company generally maintains balances in various operating accounts at financial institutions that management believes to be of high-credit quality, in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash, cash equivalents and restricted cash.

As of December 31, 2019 and 2018, the Company had no off-balance sheet risks such as foreign exchange contracts, option contracts or other hedging arrangements.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the related assets as follows:

Asset Classification	Estimated Useful Life
Equipment	5 years
Furniture and fixtures	7 years
Software	5 years
Leasehold improvements	Lesser of estimated
useful life or lease term

Estimated useful lives are periodically assessed to determine if changes are appropriate. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation or amortization are eliminated from the condensed consolidated balance sheet and any resulting gains or losses are included in the condensed consolidated statement of operations in the period of disposal. Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. Assets held under capital leases are stated at the lesser of the present value of future minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization of assets held under capital leases is computed using the straight-line method over the shorter of the estimated useful life of the asset or the period of the related lease.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the related assets as follows:

Estimated Useful Life
Asset classification
Equipment	5 years
Furniture and fixtures	7 years
Software	5 years
Leasehold improvements	Lesser of estimated useful life or lease term

Estimated useful lives are periodically assessed to determine if changes are appropriate. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheet and any resulting gains or losses are included in the consolidated statement of operations in the period of disposal. Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. Assets held under capital leases are stated at the lesser of the present value of future minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization of assets held under capital leases is computed using the straight-line method over the shorter of the estimated useful life of the asset or the period of the related lease.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized in the condensed consolidated statements of operations when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. The Company did not record any impairment losses on long-lived assets during the nine months ended September 30, 2020 and 2019.

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized in loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. The Company did not record any impairment losses on long-lived assets during the years ended December 31, 2019 or 2018.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets and liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

An entity may choose to measure many financial instruments and certain other items at fair value at specified election dates. Subsequent unrealized gains and losses on items for which the fair value option has been elected are reported in earnings.

The Company’s cash equivalents are carried at fair value according to the fair value hierarchy described above and were determined based on Level 1 measurements (see Note 4). The Company’s restricted cash is carried at fair value according to the fair value hierarchy described above and were determined based on Level 2 measurements (see Note 4). The carrying values of other current assets and accounts payable approximate their fair value due to the short-term nature of these assets and liabilities. The carrying values of the Company’s loan approximated its fair value as of September 30, 2020 and December 31, 2019 due to its variable interest rate. The fair value of the loan related embedded derivative (see Note 4) was determined based on Level 3 measurements.

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets and liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

An entity may choose to measure many financial instruments and certain other items at fair value at specified election dates. Subsequent unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings.

The Company’s cash equivalents are carried at fair value according to the fair value hierarchy described above and were determined based on Level 1 measurements (see Note 4). The Company’s restricted cash is carried at fair value according to the fair value hierarchy described above and were determined based on Level 2 measurements (see Note 4). The carrying values of other current assets and accounts payable approximate their fair value due to the short-term nature of these assets and liabilities. The carrying values of the Company’s loan approximated its fair value as of December 31, 2019 and March 31, 2020 due to its variable interest rate. The fair value of the loan related embedded derivative (see Note 4) was determined based on Level 3 measurements.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in members’ deficit as a reduction of proceeds generated as a result of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations. As of December 31, 2019 and 2018, the Company had no deferred offering costs.

Research and Development Costs

Research and Development Costs

Costs associated with internal research and development and external research and development services, including drug development and preclinical studies, are expensed as incurred. Research and development expenses include costs for salaries, employee benefits, subcontractors, facility-related expenses, depreciation and amortization, stock-based compensation, third-party license fees, laboratory supplies, and external costs of outside vendors engaged to conduct discovery, preclinical and clinical development activities and clinical trials as well as to manufacture clinical trial materials, and other costs. The Company recognizes external research and development costs based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its service providers.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such prepaid expenses are recognized as an expense when the goods have been delivered or the related services have been performed, or when it is no longer expected that the goods will be delivered, or the services rendered.

Costs associated with licenses of technology acquired as part of collaborative arrangements are expensed as incurred and are generally included in research and development expense in the condensed consolidated statements of operations if it is determined the license has no alternative future use.

Research and Development Costs

Costs associated with internal research and development and external research and development services, including drug development and preclinical studies, are expensed as incurred. Research and development expenses include costs for salaries, employee benefits, subcontractors, facility-related expenses, depreciation and amortization, unit-based compensation, third-party license fees, laboratory supplies, and external costs of outside vendors engaged to conduct discovery, preclinical and clinical development activities and clinical trials as well as to manufacture clinical trial materials, and other costs. The Company recognizes external research and development costs based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its service providers.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such prepaid expenses are recognized as an expense when the goods have been delivered or the related services have been performed, or when it is no longer expected that the goods will be delivered, or the services rendered.

Costs associated with licenses of technology acquired as part of collaborative arrangements are expensed as incurred and are generally included in research and development expense in the consolidated statements of operations if it is determined the license has no alternative future use.

Accrued Research and Development Expenses

Accrued Research and Development Expenses

The Company has entered into various research and development and other agreements with commercial firms, researchers, universities and others for provisions of goods and services. These agreements are generally cancelable, and the related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research and development costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Accrued Research and Development Expenses

The Company has entered into various research and development and other agreements with commercial firms, researchers, universities and others for provisions of goods and services. These agreements are generally cancelable, and the related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research and development costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs consist of payments made to secure commitments under certain debt financing arrangements. These amounts are recognized as interest expense over the period of the financing arrangement using the effective interest method. If the financing arrangement is canceled or forfeited, or if the utility of the arrangement to the Company is otherwise compromised, these costs are recognized as interest expense immediately.

The Company’s consolidated financial statements present debt issuance costs related to a recognized debt liability as a direct reduction from the carrying amount of that debt liability.

Patent Costs

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expense in the consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation

Prior to the Merger, Compass Therapeutics LLC issued Class A and Class C common units to various employees, directors and consultants. The units constituted “profits interests” for tax purposes and were accounted for as share-based payment arrangements. Upon consummation of the Merger, all outstanding vested units were converted into shares of common stock and all outstanding unvested units were converted into shares of restricted stock that continue to vest over the remaining term of the original award. Subsequent to the Merger, the Company has granted stock options to various employees, directors and consultants.

The Company recognizes the grant-date fair value of stock-based awards issued to employees and nonemployee board members as compensation expense on a straight-line basis over the vesting period of the award. The Company uses the Black-Scholes option pricing model to determine the grant-date fair value of stock options and adjusts expense for forfeitures in the periods they occur.

Unit-Based Compensation

The Company accounts for all unit-based awards granted to employees and non-employees as unit-based compensation expense at fair value. The Company measures the estimated fair value of the unit-based award on the date of grant.

The Company determines the fair value of the underlying profit interest units based on input from management and approved by the Board, which utilizes the Company’s enterprise value determined utilizing various methods including the back-solve method, the option-pricing method (“OPM”) or a hybrid of the probability-weighted expected return method (“PWERM”) and the OPM. The total enterprise value is then allocated to the various outstanding equity instruments, including the underlying profit interest, utilizing the option-pricing model.

For employee and non-employee awards, the Company recognizes compensation expense over the requisite service period, which is generally the vesting period of the respective award based on the grant date fair value of the award. The Company accounts for forfeitures as they occur.

The fair value of each profits interest unit is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the expected unit price volatility, the expected term of the unit, the risk-free interest rate for a period that approximates the expected term of the units and the Company’s expected dividend yield. The fair value of each restricted equity award is estimated on the date of grant based on the fair value of the Company’s common units on that same date. As there is no public market for its common units, the Company determines the volatility for awards granted based on an analysis of reported data for a group of guideline companies that issued options with substantially similar terms. The expected volatility has been determined using a weighted-average of the historical volatility measures of this group of guideline companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded unit price. The expected term of the Company’s units granted to employees has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The Company has elected to apply the nonpublic entity practical expedient for calculating the expected term of non-employee awards, using the midpoint between the vesting date and the contractual term, which is consistent with the method used for employee awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The Company has not paid, and does not anticipate paying, cash dividends on its common units; therefore, the expected dividend yield is assumed to be zero.

Income Taxes

Income Taxes

Compass Therapeutics LLC elected to be treated as a partnership for income tax reporting purposes and therefore, federal and Massachusetts and any other state income taxes are the responsibility of the individual members. As such, no federal or state income taxes related to the LLC are recorded in the consolidated financial statements. The Company’s wholly-owned subsidiary, Compass Therapeutics Advisors Inc., is organized as a C-corporation and is subject to federal and state income taxes. All such taxes have been recorded in the consolidated financial statements.

The Company follows the liability method of accounting for income taxes, as set forth in ASC 740, “Accounting for Income Taxes.” ASC 740 provides for the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. The guidance requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided to reduce the deferred tax asset to a level which, more likely than not, will be realized. See Note 15 “Income Taxes” for further discussion of income taxes.

ASC 740-10, “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”), provides detailed guidance for financial statement recognition, measurement, and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. In accordance with ASC 740-10, income tax positions must meet a more likely than not recognition threshold at the effective date to be recognized upon the adoption of the standard and in subsequent periods. The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits within operations as income tax expense over the next twelve months. The Company has no liabilities for uncertain tax positions recorded as of December 31, 2019 and 2018.

Net Loss per Share

Net Loss per Share

Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock, stock options, unvested restricted stock and common stock warrants that would result in the issuance of incremental shares of common stock. In computing the basic and diluted net loss per share, the weighted average number of shares remains the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation as the impact is anti-dilutive.

The following potentially dilutive securities outstanding as of September 30, 2020 and 2019 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	September 30,
	2020	2019
Convertible preferred stock	—	30,629,606
Stock options	1,625,469	—
Nonvested restricted stock	1,095,792	1,916,891
Common stock warrants	—	3,114,145

Total	2,721,261	35,660,642

Net Loss per Unit

The Company follows the two-class method when computing net loss per unit as the Company has issued units that meet the definition of participating securities. The two-class method determines net income (loss) per unit for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common unitholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net income (loss) per unit attributable to common unitholders is computed by dividing the net income (loss) attributable to common unitholders by the weighted average number of common units outstanding for the period. Diluted net income (loss) attributable to common unitholders is computed by adjusting net income (loss) attributable to common unitholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per unit attributable to common unitholders is computed by dividing the diluted net income (loss) attributable to common unitholders by the weighted average number of common units outstanding for the period, including potential dilutive common units. For purpose of this calculation, outstanding profit interest options, convertible preferred unit and warrants to purchase shares of convertible preferred units are considered potential dilutive common units.

The Company’s convertible preferred unit contractually entitles the holders of such units to participate in dividends but does not contractually require the holders of such units to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common unitholders, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common unitholders, diluted net loss per unit attributable to common unitholders is the same as basic net loss per unit attributable to common unitholders, since dilutive common units are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common unitholders for the years ended December 31, 2019 and 2018.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which supersedes existing revenue recognition guidance under GAAP. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The standard defines a five-step process to achieve this principle and will require companies to use more judgment and make more estimates than under the prior guidance. The Company expects that these judgments and estimates will include identifying performance obligations in the customer contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The Company adopted ASU 2014-09 as of January 1, 2018, and the adoption had no impact on the Company’s consolidated financial statements as the Company does not currently have any revenue-generating arrangements.

In March 2016, the FASB issued ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). ASU 2016-09 identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. The Company adopted ASU 2016-09 as of January 1, 2018, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”), which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The Company adopted ASU 2017-09 as of January 1, 2018, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting” (“ASU No. 2018-07”). These amendments expand the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The Company adopted ASU 2018-07 as of January 1, 2018, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”). ASU 2016-09 will require consistency for the presentation of restricted cash on the statement of cash flows. The new guidance requires amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted ASU 2016-18 as of January 1, 2018, and the adoption did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires a lessee to record a right-of-use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the condensed consolidated financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The standard is effective for the Company beginning January 1, 2021, with early adoption permitted. The Company plans to adopt this standard on January 1, 2021 and is currently evaluating the expected impact that the standard could have on its financial position and results of operations upon adoption.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements, which changes the fair value measurement disclosure requirements of ASC Topic 820. The goal of the ASU is to improve the effectiveness of ASC Topic 820’s disclosure requirements. The Company adopted this guidance on January 1, 2020 and was not material to its condensed consolidated financial statements and related disclosures.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction Between Topic 808 and Topic 606 (“ASU 2018-18”). The amendments in this update clarify that certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of account and precludes recognizing as revenue consideration received from a collaborative arrangement participant if the participant is not a customer. The standard is effective for the Company beginning January 1, 2021. The Company is currently evaluating the potential impact ASU 2018-18 may have on its financial position and results of operations upon adoption.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify the accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard will be effective beginning January 1, 2022. The Company does not expect the adoption of ASU 2019-12 to have a material impact on its financial position and results of operations upon adoption.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires a lessee to record a right-of-use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the consolidated financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The standard is effective for the Company beginning January 1, 2021, with early adoption permitted. The Company plans to adopt this standard on January 1, 2021 and is currently evaluating the expected impact that the standard could have on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements, which changes the fair value measurement disclosure requirements of ASC Topic 820. The goal of the ASU is to improve the effectiveness of ASC Topic 820’s disclosure requirements. The standard is effective for the Company beginning January 1, 2020. The adoption of this guidance is not expected to be material to the Company’s consolidated financial statements and related disclosures.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018-18”). The amendments in this update clarify that certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of account and precludes recognizing as revenue consideration received from a collaborative arrangement participant if the participant is not a customer. The standard is effective for the Company beginning January 1, 2021. The Company is currently evaluating the potential impact ASU 2018-18 may have on its financial position and results of operations upon adoption.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify the accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard will be effective beginning January 1, 2022. The Company does not expect the adoption of ASU 2019-12 to have a material impact on the Company’s consolidated financial statements.